Certain Transactions (Details) - Schedule of fair value of the consideration transferred to xaar 3D’s stockholders for the xaar 3D transaction - Xaar 3D [Member] $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value, net	$ 55,751
Net assets deconsolidated	(14,146)
Transaction expenses	(2,469)
Gain on deconsolidation of subsidiary	$ 39,136